Investment Objectives and Goals	Jun. 30, 2026
Virtus Newfleet ABS MACS
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet ABS MACS
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of long-term total return, inclusive of a relatively high level of income.
Virtus Newfleet CMBS MACS
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet CMBS MACS
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has a primary investment objective of long-term total return, inclusive of a relatively high level of income.
Virtus Newfleet Floating Rate MACS
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet Floating Rate MACS
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of high total return from both current income and capital appreciation.
Virtus Newfleet High Yield MACS
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet High Yield MACS
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has a primary investment objective of providing higher current income than the average income of investment-grade bonds and a secondary objective of capital growth.
Objective, Secondary [Text Block]	secondary objective of capital growth.
Virtus Newfleet RMBS MACS
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet RMBS MACS
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of long-term total return, inclusive of a relatively high level of income.
Virtus Seix High Yield MACS
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Seix High Yield MACS
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of seeking current income and capital appreciation.
Virtus Stone Harbor EMD MACS
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Stone Harbor EMD MACS
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of seeking to maximize total return, which consists of income on its investments and capital appreciation.
Virtus Stone Harbor EMD Sovereign MACS
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Stone Harbor EMD Sovereign MACS
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund has an investment objective of seeking to maximize total return, which consists of income on its investments and capital appreciation.